Segment Disclosures (Schedule Of Segment Disclosures) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
REVENUE	$ 179,049,000	$ 79,777,000
Production and delivery	(121,155,000)	(66,738,000)
Depreciation and depletion	(28,153,000)	(13,306,000)
Write-down of carrying value of inventory	(18,936,000)	(14,729,000)
COST OF SALES	(168,244,000)	(94,773,000)
Exploration	(282,588,000)	(218,626,000)
General and administrative	(100,805,000)	(84,427,000)
Depreciation	(2,430,000)	(2,096,000)
Accretion of asset retirement obligations (Note 18)	(694,000)	(199,000)
Write-down of current assets	(4,288,000)
Write-down of carrying values of property, plant and equipment	(16,605,000)	(2,338,000)
TOTAL EXPENSES	(575,654,000)	(402,459,000)
OPERATING LOSS	(396,605,000)	(322,682,000)
Interest income	22,077,000	16,567,000
Interest expense	(10,953,000)	(32,827,000)
Accretion of convertible credit facilities	(60,000)	(11,709,000)
Foreign exchange (losses) gains	(16,831,000)	8,700,000
Unrealized gain (losses) on long-term investments	(2,804,000)	360,000
Unrealized gains on other long-term investments	3,573,000	4,508,000
Realized gain on redemption of other long-term investments	123,000	151,000
Change in fair value of derivative	(432,536,000)	135,680,000
Change in fair value of embedded derivatives	106,489,000	100,637,000
Loss on conversion of convertible credit facility		(154,316,000)
Write-down of carrying value of long-term investments (Note 9)	(9,550,000)	(485,000)
Gain on sale of long-term investment	10,628,000
Gain on settlement of note receivable (Note 11)	102,995,000
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(623,454,000)	(255,416,000)
(Provision) recovery for income taxes	650,000	13,118,000
Share of income (loss) of significantly influenced investees	17,208,000	(42,718,000)
NET LOSS FROM CONTINUING OPERATIONS	(605,596,000)	(285,016,000)
LOSS FROM DISCONTINUED OPERATIONS	(9,105,000)	6,585,000
NET LOSS	(614,701,000)	(278,431,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	44,329,000	66,952,000
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	(570,372,000)	(211,479,000)
CAPITAL EXPENDITURES	2,628,086,000	675,198,000
TOTAL ASSETS	6,136,828,000	3,218,474,000
Development [Member]
Segment Reporting Information [Line Items]
REVENUE
Production and delivery
Depreciation and depletion
Write-down of carrying value of inventory
COST OF SALES
Exploration	(31,816,000)	(83,358,000)
General and administrative
Depreciation	(173,000)	(645,000)
Accretion of asset retirement obligations (Note 18)	(414,000)	(89,000)
Write-down of current assets
Write-down of carrying values of property, plant and equipment
TOTAL EXPENSES	(32,403,000)	(84,092,000)
OPERATING LOSS	(32,403,000)	(84,092,000)
Interest income	5,566,000	3,731,000
Interest expense
Accretion of convertible credit facilities
Foreign exchange (losses) gains	(3,648,000)	995,000
Unrealized gain (losses) on long-term investments
Unrealized gains on other long-term investments
Realized gain on redemption of other long-term investments
Change in fair value of derivative
Change in fair value of embedded derivatives
Loss on conversion of convertible credit facility
Write-down of carrying value of long-term investments (Note 9)
Gain on sale of long-term investment
Gain on settlement of note receivable (Note 11)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(30,485,000)	(79,366,000)
(Provision) recovery for income taxes	(536,000)	89,000
Share of income (loss) of significantly influenced investees
NET LOSS FROM CONTINUING OPERATIONS	(31,021,000)	(79,277,000)
LOSS FROM DISCONTINUED OPERATIONS
NET LOSS	(31,021,000)	(79,277,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	15,130,000	16,703,000
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	(15,891,000)	(62,574,000)
CAPITAL EXPENDITURES	2,383,446,000	479,575,000
TOTAL ASSETS	4,384,365,000	1,404,329,000
Exploration [Member]
Segment Reporting Information [Line Items]
REVENUE
Production and delivery
Depreciation and depletion
Write-down of carrying value of inventory
COST OF SALES
Exploration	(182,530,000)	(86,093,000)
General and administrative
Depreciation	(1,800,000)	(1,226,000)
Accretion of asset retirement obligations (Note 18)
Write-down of current assets
Write-down of carrying values of property, plant and equipment
TOTAL EXPENSES	(184,330,000)	(87,319,000)
OPERATING LOSS	(184,330,000)	(87,319,000)
Interest income	7,677,000	3,928,000
Interest expense
Accretion of convertible credit facilities
Foreign exchange (losses) gains	287,000	606,000
Unrealized gain (losses) on long-term investments
Unrealized gains on other long-term investments
Realized gain on redemption of other long-term investments
Change in fair value of derivative
Change in fair value of embedded derivatives
Loss on conversion of convertible credit facility
Write-down of carrying value of long-term investments (Note 9)	(8,622,000)
Gain on sale of long-term investment
Gain on settlement of note receivable (Note 11)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(184,988,000)	(82,785,000)
(Provision) recovery for income taxes	213,000	(1,157,000)
Share of income (loss) of significantly influenced investees	40,279,000	(846,000)
NET LOSS FROM CONTINUING OPERATIONS	(144,496,000)	(84,788,000)
LOSS FROM DISCONTINUED OPERATIONS
NET LOSS	(144,496,000)	(84,788,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	45,610,000	17,056,000
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	(98,886,000)	(67,732,000)
CAPITAL EXPENDITURES	26,481,000	19,965,000
TOTAL ASSETS	338,695,000	318,611,000
Coal [Member]
Segment Reporting Information [Line Items]
REVENUE	179,049,000	79,777,000
Production and delivery	(121,155,000)	(66,738,000)
Depreciation and depletion	(28,153,000)	(13,306,000)
Write-down of carrying value of inventory	(18,936,000)	(14,729,000)
COST OF SALES	(168,244,000)	(94,773,000)
Exploration	(68,242,000)	(49,175,000)
General and administrative
Depreciation	(322,000)	(79,000)
Accretion of asset retirement obligations (Note 18)	(280,000)	(110,000)
Write-down of current assets	(4,288,000)
Write-down of carrying values of property, plant and equipment	(16,605,000)	(2,338,000)
TOTAL EXPENSES	(257,981,000)	(146,475,000)
OPERATING LOSS	(78,932,000)	(66,698,000)
Interest income	1,243,000	2,441,000
Interest expense	(9,412,000)	(24,125,000)
Accretion of convertible credit facilities	(60,000)	(59,000)
Foreign exchange (losses) gains	790,000	1,611,000
Unrealized gain (losses) on long-term investments	(2,804,000)	360,000
Unrealized gains on other long-term investments	(278,000)	510,000
Realized gain on redemption of other long-term investments
Change in fair value of derivative
Change in fair value of embedded derivatives	106,489,000	100,637,000
Loss on conversion of convertible credit facility		(154,316,000)
Write-down of carrying value of long-term investments (Note 9)
Gain on sale of long-term investment
Gain on settlement of note receivable (Note 11)
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	17,036,000	(139,639,000)
(Provision) recovery for income taxes	7,195,000	11,919,000
Share of income (loss) of significantly influenced investees
NET LOSS FROM CONTINUING OPERATIONS	24,231,000	(127,720,000)
LOSS FROM DISCONTINUED OPERATIONS
NET LOSS	24,231,000	(127,720,000)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(16,411,000)	33,193,000
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	7,820,000	(94,527,000)
CAPITAL EXPENDITURES	218,108,000	175,566,000
TOTAL ASSETS	887,914,000	960,204,000
Corporate [Member]
Segment Reporting Information [Line Items]
REVENUE
Production and delivery
Depreciation and depletion
Write-down of carrying value of inventory
COST OF SALES
Exploration
General and administrative	(100,805,000)	(84,427,000)
Depreciation	(135,000)	(146,000)
Accretion of asset retirement obligations (Note 18)
Write-down of current assets
Write-down of carrying values of property, plant and equipment
TOTAL EXPENSES	(100,940,000)	(84,573,000)
OPERATING LOSS	(100,940,000)	(84,573,000)
Interest income	7,591,000	6,467,000
Interest expense	(1,541,000)	(8,702,000)
Accretion of convertible credit facilities		(11,650,000)
Foreign exchange (losses) gains	(14,260,000)	5,488,000
Unrealized gain (losses) on long-term investments
Unrealized gains on other long-term investments	3,851,000	3,998,000
Realized gain on redemption of other long-term investments	123,000	151,000
Change in fair value of derivative	(432,536,000)	135,680,000
Change in fair value of embedded derivatives
Loss on conversion of convertible credit facility
Write-down of carrying value of long-term investments (Note 9)	(928,000)	(485,000)
Gain on sale of long-term investment	10,628,000
Gain on settlement of note receivable (Note 11)	102,995,000
LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(425,017,000)	46,374,000
(Provision) recovery for income taxes	(6,222,000)	2,267,000
Share of income (loss) of significantly influenced investees	(23,071,000)	(41,872,000)
NET LOSS FROM CONTINUING OPERATIONS	(454,310,000)	6,769,000
LOSS FROM DISCONTINUED OPERATIONS	(9,105,000)	6,585,000
NET LOSS	(463,415,000)	13,354,000
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS
NET LOSS ATTRIBUTABLE TO IVANHOE MINES LTD.	(463,415,000)	13,354,000
CAPITAL EXPENDITURES	51,000	92,000
TOTAL ASSETS	525,854,000	535,330,000
Mongolia [Member]
Segment Reporting Information [Line Items]
Exploration	(106,505,000)	(134,540,000)
Customer One [Member] | Mongolia [Member] | Coal [Member]
Segment Reporting Information [Line Items]
Revenue from major customers	82,400,000	45,500,000
Customer Two [Member] | Mongolia [Member] | Coal [Member]
Segment Reporting Information [Line Items]
Revenue from major customers	39,400,000	31,900,000
Customer Three [Member] | Mongolia [Member] | Coal [Member]
Segment Reporting Information [Line Items]
Revenue from major customers	$ 35,800,000